Details of Significant Accounts - Current financial assets - Additional Information (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Details of Significant Accounts
Financial assets at fair value pledged to others	$ 0
Financial assets at amortised cost pledged to others	$ 0
Percentage of financial assets at amortized cost denominated in reporting currency	100.00%